EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Schedule of basic earnings per share

	2016	2017	2018
Profit attributable to ordinary equity holders of the parent (RMB)	365,697,352	1,413,028,383	746,477,441
Other equity instruments’ distribution reserved (RMB)	(110,000,000)	(110,000,000)	(129,282,192)
	255,697,352	1,303,028,383	617,195,249
Weighted average number of ordinary shares in issue	14,903,798,236	14,903,798,236	14,903,798,236
Effect of equity exchange arrangement (Note 18(b))	—	—	1,938,915,502
	14,903,798,236	14,903,798,236	16,842,713,738

Basic earnings per share (RMB)	0.017	0.087	0.037